Accounts Receivable, net - Additional information (Details) - customer	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Accounts Receivable, net
Number of customers	3	3	3	3	3	4
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | One customers
Accounts Receivable, net
Concentration risk percentage	30.00%	24.00%	28.00%	23.00%	22.00%	26.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Two customers
Accounts Receivable, net
Concentration risk percentage	25.00%	21.00%	25.00%	19.00%	21.00%	21.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Three customers
Accounts Receivable, net
Concentration risk percentage	14.00%	18.00%	14.00%	17.00%	17.00%	17.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Four Customers
Accounts Receivable, net
Concentration risk percentage						16.00%
Accounts Receivable | Credit Concentration Risk
Accounts Receivable, net
Number of customers			3		3	2
Accounts Receivable | Credit Concentration Risk | One customers
Accounts Receivable, net
Concentration risk percentage			53.00%		36.00%	43.00%
Accounts Receivable | Credit Concentration Risk | Two customers
Accounts Receivable, net
Concentration risk percentage			25.00%		24.00%	16.00%
Accounts Receivable | Credit Concentration Risk | Three customers
Accounts Receivable, net
Concentration risk percentage			22.00%		16.00%
Net sales | Stendra | One customers
Accounts Receivable, net
Concentration risk percentage	94.00%		95.00%